Other Liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Noncurrent [Abstract]
Seller financing Viajes Falabella		$ 5,219
Taxes payable	$ 598	1,427
Deferred tax liabilities	11,111
Purchase price payable for Best Day Group	8,768
Accrued earnout liability	3,765
Promissory notes issued	14,490
Equity method investments	2,059
Other	4,122
Other non-current liabilities	$ 44,913	$ 6,646